Convertible Notes (Summary of Convertible Notes) (Detail)			3 Months Ended	12 Months Ended
	Nov. 21, 2016	Nov. 20, 2015 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 17, 2019 $ / shares	Nov. 22, 2016 $ / shares	Feb. 12, 2014
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months				$ 0
Repayments of Notes Payable				0	$ (126,447,000)	$ 0
Principal amount a $5 incentive cash payment per each to convert debt				1,000
Convertible Notes and Term Loans, Beginning Balance				124,644,000
Gains (Losses) on Extinguishment of Debt			$ 3,900,000	8,430,000	0	0
Convertible Notes and Term Loans, Ending Balance				27,250,000	124,644,000
Long-term Debt, Maturities, Repayments of Principal in Year Two				19,170,000
Long-term Debt, Maturities, Repayments of Principal in Year Three				0
Long-term Debt, Maturities, Repayments of Principal in Year Four				0
Long-term Debt, Maturities, Repayments of Principal in Year Five				11,500,000
Long-term Debt, Maturities, Repayments of Principal after Year Five				0
Long-term Debt				30,670,000
December 2024 Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months				$ 0
Debt Instrument, Interest Rate, Stated Percentage							2.75%
Debt Instrument, Convertible, Conversion Ratio				262.2951
Convertible notes, conversion price (in Dollars per Share) | $ / shares							$ 3.81
Convertible Notes, Principal Balance Outstanding				$ 11,500,000
Gains (Losses) on Extinguishment of Debt				(2,100,000)
Long-term Debt, Maturities, Repayments of Principal in Year Two				0
Long-term Debt, Maturities, Repayments of Principal in Year Three				0
Long-term Debt, Maturities, Repayments of Principal in Year Four				0
Long-term Debt, Maturities, Repayments of Principal in Year Five				11,500,000
Long-term Debt, Maturities, Repayments of Principal after Year Five				0
Long-term Debt				11,500,000
February 2018 Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									4.00%
Gains (Losses) on Extinguishment of Debt		$ (6,500,000)
Amortization of Debt Discount (Premium)				0	293,000	$ 3,449,000
December 2021 Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months				0
Debt Instrument, Interest Rate, Stated Percentage								2.75%
Debt Instrument, Convertible, Conversion Ratio	262.2951
Convertible notes, conversion price (in Dollars per Share) | $ / shares								$ 3.81
Convertible Notes, Principal Balance Outstanding				19,170,000	150,000,000
Convertible Notes and Term Loans, Beginning Balance				124,644,000
Gains (Losses) on Extinguishment of Debt				(2,500,000)
Amortization of Debt Discount (Premium)				459,000	542,000
Convertible Notes and Term Loans, Ending Balance				16,950,000	$ 124,644,000
Long-term Debt, Maturities, Repayments of Principal in Year Two				19,170,000
Long-term Debt, Maturities, Repayments of Principal in Year Three				0
Long-term Debt, Maturities, Repayments of Principal in Year Four				0
Long-term Debt, Maturities, Repayments of Principal in Year Five				0
Long-term Debt, Maturities, Repayments of Principal after Year Five				0
Long-term Debt				$ 19,170,000